Allmerica Financial Services                         Semi-Annual Report
-------------------------------------------------

                                June 30, 2001

                                                     .  The Fulcrum Trust


The Fulcrum Fund(SM)
---------------------
               [LOGO]

                                                                      [LOGO]
                                                                   ALLMERICA
                                                                    FINANCIAL(R)

Table of Contents                                                              1
--------------------------------------------------------------------------------

General Information.................................        2

A Letter from the Chairman..........................        3
The Global Interactive/Telecomm Portfolio...........        4
The International Growth Portfolio..................        5
The Growth Portfolio................................        6
The Value Portfolio.................................        7

Financials..........................................      F-1

See Client Notices on page F-18.

2                                                           General Information
--------------------------------------------------------------------------------

Investment Manager                                                  Portfolio Managers
Allmerica Financial Investment Services, Inc.                       Analytic Investors, Inc.
440 Lincoln Street, Worcester, MA 01653                             700 Flower Street, Suite 2400
                                                                    Los Angeles, CA 90017
Independent Accountants                                               The Growth Portfolio
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110                                Bee & Associates, A Division of Denver Investment
                                                                    Advisors LLC
Administrator, Custodian, Transfer Agent                            1225 17/th/ Street, Suite 2600, Denver, C0 80202
Investors Bank & Trust Company                                        The International Growth Portfolio
200 Clarendon Street, Boston, MA 02116
                                                                    GAMCO Investors, Inc.
Legal Counsel                                                       One Corporate Center, Rye, NY 10570-1434
Shea & Gardner                                                        The Value Portfolio
1800 Massachusetts Avenue, N.W., Washington D.C. 20036                The Global Interactive/Telecomm Portfolio

Officers of the Fulcrum Trust
George J. Sullivan, Jr., President
Kristin L. Bushard, Vice President
Ann K. Tripp, Vice President
Paul T. Kane, Treasurer
George M. Boyd, Secretary

Board of Trustees of the Fulcrum Trust
George J. Sullivan, Jr. Chairman/1/
Tom N. Dallape/1/
Gordon Holmes/1/

/1/ Independent Trustees

A Letter from the Chairman                                                    3

[PHOTO]

Dear Client:

Global equity markets continued their downward trend during the first half of 2001. Early losses in the S&P 500 and NASDAQ Composite Indices were partially offset in April, as consumers generally ignored the bleak news from Wall Street and continued to spend at a brisk pace. However, corporate earnings warnings, declining corporate profits and increasing employee layoffs were widespread as the U.S. economy continued to decelerate. The Federal Reserve Board continued its efforts to stimulate the economy with six interest rate cuts during the period, lowering the Federal Funds Rate to 3.75 percent, in an attempt to keep the economy from slipping into recession. The resulting fall in interest rates and continued stock market woes attracted investors to the relative stability of the fixed income market.

The extent to which international markets would mirror the dip in U.S. markets was answered in the second quarter when European and Asian economies began to see significant drops in orders and business confidence, underscoring how closely the economies of the world are linked. Our International Growth Portfolio mirrored this trend, losing 3.75% during the period, slightly underperforming its benchmark MSCI EAFE Small Cap Index, which lost 3.28%.

The benefits of diversification and long term asset allocation in the equity markets were again in evidence during the first half of 2001, as relatively stable value stocks continued to outperform growth stocks, and small-cap stocks performed better than large-cap. Accordingly, our Value Portfolio gained 4.28% for the period, while our Growth Portfolio lost 3.69%. Shares of global technology and telecommunications companies were generally under pressure during the first half of 2001, as investors moved away from these volatile sectors. Impressively, The Global Interactive/Telecom Portfolio performed counter to this trend, gaining 0.79%. All three of the above Portfolios significantly outperformed their benchmark, the S&P 500 Index, which lost 6.70% during the period.

As previously announced, The Fulcrum Trust and several other applicants are seeking authorization from the Securities and Exchange Commission to substitute shares of other comparable funds for shares of each of the Portfolios of the Trust. Prospectus supplements containing additional information about the proposed share substitution have been distributed to contract owners. Although the substitution application is subject to change and regulatory approvals, the Trust is currently planning to effect the substitution during the fourth quarter of 2001. If the substitution is approved and implemented, the Trust and its Portfolios will be dissolved. You will receive written notice after the substitution has been completed.

On behalf of the Board of Trustees,

/s/ George J. Sullivan, Jr.

George J. Sullivan, Jr.
Chairman of the Board
The Fulcrum Trust

The Global Interactive/Telecomm Portfolio                                      4
--------------------------------------------------------------------------------

The Fulcrum Global Interactive/Telecomm Portfolio returned 0.79% for the first half of 2001, performing better than its benchmark, the S&P 500 Index, which returned -6.70%.

During the period investors were optimistic that the newly-appointed head of the Federal Communications Commission would relax regulatory policies, including the lifting of ownership caps on broadcast and cable as well as cross ownership caps on media properties. The broad industry struggled, however, with the issue of too much bandwidth, and pervasive investor concern about the telecommunications industry.

Within the Portfolio, the stocks of several small group broadcast companies were among the top performers; selected media and wireless stocks also performed well. The stocks of some cable providers based in Europe dragged down performance.

The Portfolio's manager is optimistic about the industry's prospects, especially for advertising-supported media companies. The 2002 Winter Olympics and political campaign advertising could produce healthy revenues for many of the companies within the Portfolio.

Investment Manager
GAMCO Investors, Inc.

About The Fund

Seeks to make money primarily by investing globally in equity securities of companies that develop, manufacture or sell interactive and/or telecommunications services and products.

     Portfolio Composition

As of June 30, 2001, the sector allocation of net assets was:

Telephone Systems             31%  [GRAPHIC]
Media-Broadcasting
& Publishing                  30%
Communications                12%
Commercial Services            6%
Entertainment & Leisure        5%
Other                         16%

                       Average Annual Total Returns

Period Ending June 30, 2001       1 Year      5 Year   Life of Fund

The Global Interactive/
Telecomm Portfolio               -21.00%      17.06%    15.06%

S&P 500(R) Index                 -14.83%      14.48%    14.61%


                 Growth of a $10,000 Investment Since 1996

                                    [GRAPH]

                         02/01/1996   06/30/1996  12/31/1996   06/30/1997 12/31/1997  06/30/1998 12/31/1998 06/30/1999 12/31/1999
The Global Interactive/
Telecomm Portfolio        10,000        9,720     10,049       11,526     14,097      17,124     18,364     22,522      28,811
S&P 500(R) Index          10,000       10,647     11,891       14,342     15,859      18,668     20,392     22,917      24,682

                         06/30/2000   12/31/2000  06/30/2001
The Global Interactive/
Telecomm Portfolio        27,048      21,199      21,367
S&P 500(R) Index          24,579      22,436      20,933


The Global Interactive/Telecomm Portfolio is a portfolio of the Fulcrum Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) is a registered trademark of the Standard & Poor's Corporation. Performance numbers are net of all fund operating expenses, but do not include insurance charges.
If performance information included the effect of these additional charges, it would have been lower.

The International Growth Portfolio                                           5
--------------------------------------------------------------------------------

The Fulcrum Trust International Growth Portfolio returned -3.84% for the first half of 2001, underperforming its benchmark, the MSCI EAFE Small Cap Index, which returned -3.28%.

Overall, a curtain of economic uncertainty characterized the period. Markets were volatile, with a downward trend. Catching many international investors by surprise, the weakness in the U.S. economy spread quickly around the world. Emerging markets showed more strength than those of the developed countries. While the U.S. Federal Reserve Board implemented aggressive interest rate cuts in an effort to stimulate economic growth, the European Central Bank focused on trying to control inflation. High energy costs hit Europe especially hard. However, European small capitalization stocks in particular offered investors definite bargains.

Among the stocks that did not do well and hurt the Portfolio's performance was a Dutch media company. Conversely, two medical equipment manufacturers, one based in Israel and the other in Sweden, a Canadian retailer, and a U.K.-based consumer non-durables company were among the holdings that helped the Portfolio. The stocks of these companies had in common low exposure to risks from interest rate and currency fluctuations, and strong business plans.

Despite the conflicting near term global economic outlook, the Portfolio's manager believes that a continued focus on strong, smaller companies, which trade at attractive valuations should continue to provide investors with relatively good long term performance.


                   Average Annual Total Returns

Period Ending June 30, 2001              1 Year   5 Year    Life of Fund

The International Growth Portfolio      -23.35%    9.05%        2.19%

Morgan Stanley EAFE Small Cap Index     -16.74%   -5.58%       -4.79%

                   Growth of a $10,000 Investment Since 1996

                                    [GRAPH]


                             03/26/1996  06/30/1996     12/31/1996  06/30/1997   12/31/1997 06/30/1998   12/31/1998  06/30/1999
The International Growth
 Portfolio                     10,000       7,270         10,330       10,951      9,967      10,613       9,168       10,675
Morgan Stanley Small Cap
 EAFE Index                    10,000                     10,000       10,300      7,536       8,574       7,946        8,905

                             12/31/1999  06/30/2000     12/31/2000  06/30/2001
The International Growth
 Portfolio                     12,584      14,621         11,659      11,222
Morgan Stanley Small Cap
 EAFE Index                     9,350       9,859          8,643       8,360

The International Growth Portfolio is a portfolio of the Fulcrum Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The MSCI EAFE Small Cap Index is an unmanaged index of international small cap stocks. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Manager

Bee & Associates, A Division of Denver Investment Advisors LLC

About The Fund

Seeks to make money by investing internationally for long-term capital appreciation, primarily in equity securities.

     Portfolio Composition:

As of June 30, 2001, the country allocation of net assets was:

United Kingdom              24%    [GRAPHIC]
Sweden                       9%
Netherlands                  8%
Italy                        8%
France                       7%
Hong Kong                    7%
Mexico                       6%
Other                       31%

The Growth Portfolio                                                           6
--------------------------------------------------------------------------------

The Fulcrum Growth Portfolio returned -3.69% for the first half of 2001, outperforming its benchmark, the S&P 500 Index, which returned -6.70%.

Most U.S. large-capitalization stock investors were disappointed by returns for the period. As the new year progressed, it became increasingly clear that the U.S. economy was slowing dramatically. In May there was a downward revision to the first quarter gross domestic product figure, and industrial production data was negative for each of the six months. The Federal Reserve Board, concerned about the economic slowdown, lowered the federal funds rate six times, taking it from 6.5% to 3.75% by the end of June. For the six months, value stocks performed better than growth stocks, and small-cap value stocks performed better than large- or mid-cap stocks.

The Portfolio benefited during the period by selecting stocks that gained from the changing economic picture. These included stocks with higher dividend yields, strong cashflow-to-price ratios and strong earnings momentum. The model used to select these stocks is very adaptive in nature and was therefore quick to respond to changes in the economic outlook.

Looking ahead, the Portfolio is likely to benefit when the interest rate cuts have had time to work their way through the economy. Tax rebates, tax deductions, and lower energy prices should also benefit large-cap stocks.

Investment Manager

Analytic Investors, Inc.

About The Fund

Seeks to make money by investing primarily in domestic securities selected for their long-term growth prospects.

     Portfolio Composition

As of June 30, 2001, the sector allocation of net assets was:

Pharmaceuticals                 9%      [GRAPHIC]
Financial Services              8%
Banking                         7%
Computer Software & Processing  7%
Oil & Gas                       6%
Telephone Systems               6%
Retailers                       5%
Communications                  5%
Other                          47%

                          Average Annual Total Returns

Period Ending June 30, 2001      1 Year     5 Year    Life of Fund

The Growth Portfolio            -10.82%     5.80%         4.17%

S&P 500(R) Index                -14.83%     14.48%       14.61%

             Growth of a $10,000 Investment Since 1996

                                    [GRAPH]

                           02/01/1996     06/30/1996    12/31/1996      06/30/1997  12/31/1997   06/30/1998  12/31/1998  06/30/1999
The Growth Portfolio         10,000          9,410        10,840          12,160      11,950       11,970      12,010      13,870
S&P 500 Index                10,000         10,647        11,891          14,342      15,859       18,668      20,392      22,917

                           12/31/1999     06/30/2000    12/31/2000      06/30/2001
The Growth Portfolio        14,420         13,985         12,954         12,475
S&P 500 Index               24,682         24,579         22,436         20,933

The Growth Portfolio is a portfolio of The Fulcrum Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) is a registered trademark of the Standard & Poor's Corporation. Performance numbers are nat of all fund operating expenses, but do not include insurance charges.
If performance information included the effect of these additional charges, it would have been lower.

The Value Portfolio                                                           7
--------------------------------------------------------------------------------

The Fulcrum Value Portfolio returned 4.28% for the first half of 2001, performing better than its benchmark, the S&P 500 Index, which returned -6.70%.

The period began and ended with interest rate cuts by the Federal Reserve Board, which, over the six month period, reduced the short-term federal funds rate by 2.75%. This aggressive policy was implemented in response to slow manufacturing activity, warnings about corporate earnings, increasing layoffs, and generally slow growth. Stocks declined in the first quarter, then rallied in the second, although the rally was not sustained. The quarters also differed in that value stocks led in the first, and growth stocks in the second. This shift was not enough to change a longer trend - for the six-month period value stocks performed better than growth stocks.

Within the Portfolio, a diverse collection of holdings contributed to the Portfolio's good performance. These were stocks of well-known companies in such industries as automotive and transport equipment, manufacturing, and food/tobacco/beverage. Dragging down the Portfolio's performance were a number of highly leveraged companies and others suffering the fallout from a weak economy. Such diversity in holdings is typical for the value style of investing which focuses on individual companies whose stocks have fallen but show promise and companies whose value has been overlooked.

Looking ahead, selecting individual stocks rather than concentrating on certain industries may produce better returns in a stock market troubled by poor corporate earnings and sluggish demand. The Portofolio's manager believes that broad market should respond positively to interest rate cuts and tax cuts toward the end of the year.

                         Average Annual Total Returns

Period Ending June 30, 2001      1 Year      5 Year    Life of Fund

The Value Portfolio              16.16%      17.00%       17.34%

S&P 500(R) Index                -14.83%      14.48%       14.61%


               Growth of a $10,000 Investment Since 1996

                                    [GRAPH]

                       02/01/1996   06/30/1996   12/31/1996      06/30/1997     12/31/1997   06/30/1998  12/31/1998  06/30/1999
The Value Portfolio      10,000       10,840       11,513          13,259         15,236       16,941      16,377      17,697
S&P 500(R) Index         10,000       10,647       11,891          14,342         15,859       18,668      20,392      22,917

                       12/31/1999   06/30/2000   12/31/2000      06/30/2001
The Value Portfolio      17,716       20,438       22,795          23,770
S&P 500(R) Index         24,682       24,579       22,436          20,933

The Value Portfolio is a portfolio of the Fulcrum Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) is a registered trademark of the Standard & Poor's Corporation. Performance numbers are nat of all fund operating expenses, but do not include insurance charges.
If performance information included the effect of these additional charges, it would have been lower.

Investment Manager

GAMCO Investors, Inc.

About The Fund

Seeks to make money by investing primarily in companies that are believed to be undervalued and may achieve significant capital appreciation.

     Portfolio Composition:

As of June 30, 2001, the sector allocation of net assets was:

Beverages, Food & Tobacco              17%    [GRAPHIC]
Heavy Machinery                         9%
Commercial Services                     9%
Forest Products & Paper                 8%
Electric Utilities                      8%
Automotive                              5%
Media - Broadcasting & Publishing       5%
Telephone Systems                       5%
Other                                  34%

                           Intentionally Left Blank

                   THE GLOBAL INTERACTIVE/TELECOMM PORTFOLIO

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      Value
Shares                                               (Note 2)
----------------------------------------------------------------
COMMON STOCKS - 96.8%

        Advertising - 0.9%
 3,500  Ackerley Group, Inc.*                     $       39,235
                                                  --------------

        Commercial Services - 6.3%
 4,000  Cendant Corp.*                                    78,000
 3,000  Moody's Corp.                                    100,500
11,000  Unitedglobalcom, Inc., Class A*                   95,150
                                                  --------------
                                                         273,650
                                                  --------------

        Communications - 11.8%
 1,500  American Tower Corporation, Class A*              31,005
28,000  CoreComm, Ltd.*                                    5,320
 1,000  Leap Wireless International, Inc.*                30,300
 6,000  Nextel Communications, Inc., Class A*            105,000
10,000  NTL, Inc.*                                       120,500
 9,000  Paxson Communications Corp.*                     121,500
11,000  Telecom Italia Mobile SpA                         56,090
   500  Telecom Italia SpA, Sponsored ADR                 44,000
                                                  --------------
                                                         513,715
                                                  --------------

        Electronics - 4.0%
 1,500  Gemstar-TV Guide International, Inc.*             63,900
 3,500  General Motors Corp., Class H*                    70,875
   600  Sony Corp. ADR                                    39,480
                                                  --------------
                                                         174,255
                                                  --------------

        Entertainment & Leisure - 4.9%
 1,000  Blockbuster Inc., Class A                         18,250
 4,000  EMI Group, Plc                                    22,647
 5,000  Gaylord Entertainment Co.*                       144,000
 1,000  Walt Disney Co.                                   28,890
                                                  --------------
                                                         213,787
                                                  --------------

        Industrial - 0.7%
   500  Vivendi Universal SA                              29,158
                                                  --------------

        Insurance - 3.2%
 3,500  The Liberty Corp.                                140,000
                                                  --------------

        Lodging - 1.6%
20,000  Hilton Group, Plc                                 67,322
                                                  --------------

        Media - Broadcasting &
        Publishing - 30.3%
 3,000  Acme Communications, Inc.*                        24,630
   500  Cablevision Systems Corp.*                        29,250
   250  Cablevision Systems Corp. - Rainbow
        Media Group*                                       6,450
 2,200  Fisher Companies, Inc.                           160,358
30,000  Granite Broadcasting Corp.*                       90,000

        Media - Broadcasting &
        Publishing (continued)
 6,000  Gray Communications Systems, Inc., Class
        B                                                 90,600
 5,000  Holdingmaatschappij De Telegraaf NV               88,938
 4,500  Lee Enterprises, Inc.                            148,500
 2,000  Media General, Inc., Class A                      92,000
   500  Meredith Corp.                                    17,905
 2,000  NBC Internet, Inc., Class A*                       4,320
 4,000  Price Communications Corp.*                       80,760
 1,500  Pulitzer, Inc.                                    79,200
 1,000  Rogers Communications, Inc., Class B              15,150
 6,500  Salem Communications Corp., Class A*             142,220
   280  Seat Paginne Gialle SpA                              291
 7,000  Spanish Broadcasting System, Inc., Class
        A*                                                57,470
 1,500  The McClatchy Company, Class A                    58,650
   300  United Television, Inc.*                          37,800
 2,000  USA Networks, Inc.*                               56,000
 1,000  Young Broadcasting, Inc., Class A*                33,580
                                                  --------------
                                                       1,314,072
                                                  --------------

        Retailers - 0.8%
 5,000  Lillian Vernon Corp.                              35,300
                                                  --------------

        Telephone Systems - 30.7%
 8,000  360networks, Inc.*                                   780
 2,000  AT&T Corp.                                        44,000
17,000  AT&T Corp. - Liberty Media Group, Class
        A*                                               297,330
 1,000  AT&T Wireless Group*                              16,350
 2,000  Cable & Wireless, Plc, ADR                        36,000
 1,500  CenturyTel, Inc.                                  45,450
 1,000  Cia de Telecomunicaciones de Chile SA,
        ADR*                                              14,080
 5,000  Commonwealth Telephone Enterprises,
        Inc.*                                            211,250
 4,000  Deutsche Telekom AG, ADR                          89,800
12,000  Loral Space & Communications, Ltd.*               33,600
 1,000  Microcell Telecommunications, Inc.*                9,100
     5  NTT Mobile Communcations Network, Inc.            87,016
 7,000  Rogers Wireless Communications, Inc.,
        Class B*                                         120,890
 1,090  SK Telecom Co., Ltd., ADR                         18,421
 2,000  Sprint Corp. (PCS Group)*                         48,300
 4,000  Swisscom AG, ADR                                  95,400
   780  Telefonica SA, ADR*                               29,047
   800  Telephone and Data Systems, Inc.                  87,000
 2,000  Telus Corp.                                       42,000
   500  Vimpel-Communications, ADR*                        8,205
                                                  --------------
                                                       1,334,019
                                                  --------------

        Water Companies - 1.6%
   800  SJW Corp.                                         68,400
                                                  --------------
        Total Common Stocks                            4,202,913
                                                  --------------
        (Cost $4,502,086)

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

                   THE GLOBAL INTERACTIVE/TELECOMM PORTFOLIO

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      Value
Shares                                              (Note 2)
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.8%

        Electric Utilities - 1.8%
1,600   Citizens Utilities Co., 5.00%, 1/15/23    $       80,000
                                                  --------------
        Total Convertible Preferred Stocks                80,000
                                                  --------------
        (Cost $87,130)
Total Investments - 98.6%                              4,282,913
                                                  --------------
(Cost $4,589,216)
Net Other Assets and Liabilities - 1.4%                   60,246
                                                  --------------
Total Net Assets - 100.0%                         $    4,343,159
                                                  ==============

----------------------------------

*    Non-income producing security.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2001, the aggregate cost of investment securities for tax purposes was $4,589,216. Net unrealized appreciation (depreciation) aggregated $(306,303), of which $661,730 related to appreciated investment securities and $(968,033) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2001, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $999,155 and $1,805,988 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                       THE INTERNATIONAL GROWTH PORTFOLIO

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       Value
 Shares                                               (Note 2)
-----------------------------------------------------------------
COMMON STOCKS - 98.2%

         Canada - 3.4%
  6,000  Danier Leather, Inc.*                     $       47,823
                                                   --------------
         Finland - 2.5%
  1,400  Vaisala Oy-A                                      35,692
                                                   --------------
         France - 7.3%
 10,900  Lectra Systemes*                                  42,930
  2,400  Neopost SA*                                       61,492
                                                   --------------
                                                          104,422
                                                   --------------

         Germany - 2.3%
  1,300  Zapf Creation AG*                                 32,482
                                                   --------------
         Hong Kong - 6.8%
119,200  Hung Hing Printing Group, Ltd.                    46,614
260,937  Lung Kee (Bermuda) Holdings                       50,519
                                                   --------------
                                                           97,133
                                                   --------------

         Israel - 3.8%
  1,550  Orbotech, Ltd.*                                   53,568
                                                   --------------

         Italy - 7.7%
 36,000  Ducati Motor Holding SpA*                         53,757
 16,200  Interpump Group SpA                               55,119
                                                   --------------
                                                          108,876
                                                   --------------
         Japan - 2.5%
  2,800  Yamaichi Electronics Co., Ltd.                    35,704
                                                   --------------
         Luxembourg - 4.0%
  2,200  Scandinavian Broadcast Systems*                   56,650
                                                   --------------
         Mexico - 6.1%
  9,900  Corp. Interamericana Entreten*                    40,967
137,999  Nadro SA, Class B                                 45,593
                                                   --------------
                                                           86,560
                                                   --------------

         Netherlands - 7.9%
    980  Draka Holding NV                                  49,555
  1,700  Hunter Douglas NV                                 47,661
  7,500  Toolex International NV*                          14,484
                                                   --------------
                                                          111,700
                                                   --------------

         Norway - 3.9%
  4,300  ProSafe ASA*                                      54,872
                                                   --------------

         Spain - 3.3%
  3,388  Cortefiel, SA                                     47,636
                                                   --------------

         Sweden - 8.7%
  3,888  Getinge Indutrier AB, Class B                     67,625
  3,500  Hoganas AB, Class B                               56,689
                                                   --------------
                                                          124,314
                                                   --------------

         Switzerland - 4.4%
    275  Geberit International AG                          62,006
                                                   --------------

         United Kingdom - 23.6%
 34,700  Britax International, Plc                         65,488
  2,350  ESC Medical Systems, Ltd.*                        67,797
109,300  McBride, Plc                                     100,060
 12,900  Victrex, Plc                                      69,585
  5,700  Vitec Group                                       32,513
                                                   --------------
                                                          335,443
                                                   --------------
         Total Common Stocks                            1,394,881
                                                   --------------
         (Cost $1,578,912)
Total Investments - 98.2%                               1,394,881
                                                   --------------
(Cost $1,578,912)
Net Other Assets and Liabilities - 1.8%                    25,939
                                                   --------------
Total Net Assets - 100.0%                          $    1,420,820
                                                   ==============

----------------------------------

*    Non-income producing security.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                       THE INTERNATIONAL GROWTH PORTFOLIO

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2001, the aggregate cost on investment securities for tax purposes was $1,578,912. Net unrealized appreciation (depreciation) aggregated $(184,031), of which $178,841 related to appreciated investment securities and $(362,872) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2001, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $484,203 and $679,315 of non-governmental issuers, respectively.

         Industry Concentration of Common Stocks
             as a Percentage of Net Assets:
Electrical Equipment                                 10.4%
Industrial - Diversified                              8.1
Heavy Machinery                                       7.4
Household Products                                    7.0
Metals                                                6.9
Chemicals                                             4.9
Medical Supplies                                      4.8
Miscellaneous                                         4.7
Entertainment & Leisure                               4.6
Building Materials                                    4.4
Media - Broadcasting & Publishing                     4.0
Oil & Gas                                             3.9
Automotive                                            3.8
Electronics                                           3.8
Retailers                                             3.4
Commercial Services                                   3.3
Forest Products & Paper                               3.3
Home Construction, Furnishings & Appliances           3.3
Pharmaceuticals                                       3.2
Computer Software & Processing                        3.0
Net Other Assets and Liabilities                      1.8
                                                    -----
Total                                               100.0%
                                                    =====

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                              THE GROWTH PORTFOLIO

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       Value
 Shares                                               (Note 2)
-----------------------------------------------------------------
COMMON STOCKS - 89.7%

         Advertising - 0.5%
   134   Omnicom Group, Inc.                       $       11,524
                                                   --------------
         Aerospace & Defense - 2.6%
   657   General Dynamics Corp.                            51,121
   155   Honeywell International, Inc.                      5,423
                                                   --------------
                                                           56,544
                                                   --------------

         Automotive - 0.3%
   148   Goodrich (B.F.) Co.                                5,621
                                                   --------------
         Banking - 7.3%
   956   Bank of America Corp.                             57,389
   174   First Union Corp.                                  6,080
 1,147   FleetBoston Financial Corp.                       45,249
    84   State Street Corp.                                 4,157
 1,287   Washington Mutual, Inc.                           48,327
                                                   --------------
                                                          161,202
                                                   --------------
         Beverages, Food & Tobacco - 3.4%
 1,788   Conagra, Inc.                                     35,420
   766   Philip Morris Cos., Inc.                          38,874
                                                   --------------
                                                           74,294
                                                   --------------

         Chemicals - 2.1%
     2   Eastman Chemical Co.                                  95
 1,528   Occidental Petroleum Corp.                        40,630
    59   PPG Industries, Inc.                               3,102
   110   Sherwin Williams Co.                               2,442
                                                   --------------
                                                           46,269
                                                   --------------

         Commercial Services - 1.5%
   193   Automatic Data Processing, Inc.                    9,592
   397   Deluxe Corp.                                      11,473
   353   Equifax, Inc.                                     12,948
                                                   --------------
                                                           34,013
                                                   --------------
         Communications - 4.9%
 1,316   AOL Time Warner, Inc.*                            69,748
   147   Avaya, Inc.*                                       2,014
 4,277   Lucent Technologies, Inc.                         26,517
   507   Tellabs, Inc.*                                     9,826
                                                   --------------
                                                          108,105
                                                   --------------

         Computer Software & Processing - 7.3%
   635   Autodesk, Inc.                                    23,686
   368   Electronic Data Systems Corp.                     23,000
   697   Microsoft Corp.*                                  50,881
 2,233   Oracle Corp.*                                     42,427
    68   Parametric Technology Corp.*                         951
 1,460   Unisys Corp.*                                     21,477
                                                   --------------
                                                          162,422
                                                   --------------


         Computers & Information - 3.9%
   851   Compaq Computer Corp.                             13,182
   658   International Business Machines Corp.             74,354
                                                   --------------
                                                           87,536
                                                   --------------

         Consumer
         Products - Diversified - 0.8%
   889   Sara Lee Corp.                                    16,838
                                                   --------------

         Cosmetics & Personal Care - 2.2%
    22   Colgate-Palmolive Co.                              1,298
   742   Procter & Gamble Co.                              47,340
                                                   --------------
                                                           48,638
                                                   --------------

         Electric Utilities - 0.3%
   127   AES Corp.*                                         5,467
    19   Sempra Energy                                        519
                                                   --------------
                                                            5,986
                                                   --------------

         Electrical Equipment - 2.2%
   802   Emerson Electric Co.                              48,521
   123   Xerox Corp.                                        1,177
                                                   --------------
                                                           49,698
                                                   --------------

         Electronics - 3.1%
 2,158   Intel Corp.                                       63,122
   109   Maxim Integrated Products, Inc.*                   4,819
    36   Motorola, Inc.                                       596
                                                   --------------
                                                           68,537
                                                   --------------

         Entertainment & Leisure - 0.7%
   571   Walt Disney Co.                                   16,496
                                                   --------------

         Financial Services - 8.1%
 1,307   Citigroup, Inc.                                   69,062
   148   Countrywide Credit Industries, Inc.                6,790
   675   Fannie Mae                                        57,476
   673   Freddie Mac                                       47,110
                                                   --------------
                                                          180,438
                                                   --------------

         Forest Products & Paper - 1.7%
   667   Kimberly-Clark Corp.                              37,285
                                                   --------------

         Heavy Machinery - 0.2%
    70   United Technologies Corp.                          5,128
                                                   --------------

         Home Construction, Furnishings &
         Appliances - 0.9%
   480   Centex Corp.                                      19,560
                                                   --------------

         Industrial - Diversified - 3.9%
 1,755   General Electric Co.                              85,556
                                                   --------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                              THE GROWTH PORTFOLIO

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       Value
Shares                                               (Note 2)
-----------------------------------------------------------------
         Insurance - 1.3%
    90   American General Corp.                    $        4,181
   386   Loews Corp.                                       24,870
                                                   --------------
                                                           29,051
                                                   --------------
         Media - Broadcasting &
         Publishing - 0.9%
   418   Comcast Corp., Class A*                           18,141
    43   Gannett Co., Inc.                                  2,834
                                                   --------------
                                                           20,975
                                                   --------------
         Medical Supplies - 2.1%
   964   Baxter International, Inc.                        47,236
                                                   --------------

         Metals - 0.6%
   104   Engelhard Corp.                                    2,682
   993   Freeport-McMoRan Copper & Gold, Inc.,
         Class B*                                          10,973
                                                   --------------
                                                           13,655
                                                   --------------

         Oil & Gas - 6.3%
   116   Chevron Corp.                                     10,498
   546   Conoco, Inc., Class B                             15,779
   675   Dynegy, Inc.                                      31,388
 1,029   Sunoco, Inc.                                      37,692
    99   Texaco, Inc.                                       6,593
 1,295   USX - Marathon Group                              38,215
                                                   --------------
                                                          140,165
                                                   --------------

         Pharmaceuticals - 9.4%
   568   Bristol-Myers Squibb Co.                          29,706
   537   Johnson & Johnson                                 26,850
 1,028   Merck & Co., Inc.                                 65,699
 1,270   Pfizer, Inc.                                      50,864
   990   Schering-Plough Corp.                             35,878
                                                   --------------
                                                          208,997
                                                   --------------

         Retailers - 5.1%
   289   Federated Department Stores, Inc.*                12,283
 1,193   May Department Stores Co.                         40,872
 1,712   Staples, Inc.*                                    27,375
   219   TJX Cos., Inc.                                     6,980
   503   Wal-Mart Stores, Inc.                             24,546
                                                   --------------
                                                          112,056
                                                   --------------

         Telephone Systems - 6.0%
 1,349   BellSouth Corp.                                   54,324
 1,086   SBC Communications, Inc.                          43,505
   673   Verizon Communications                            36,006
                                                   --------------
                                                          133,835
                                                   --------------

         Textiles, Clothing & Fabrics - 0.1%
    64   Liz Claiborne, Inc.                                3,229
                                                   --------------
         Total Common Stocks                            1,990,889
                                                   --------------
         (Cost $2,004,007)

U.S. GOVERNMENT OBLIGATION (a) - 1.8%

         U.S. Treasury Bills - 1.8%
$40,000  3.75%, 10/18/01 (b)                               39,546
                                                   --------------
         Total U.S. Government Obligation                  39,546
                                                   --------------
         (Cost $39,546)
Total Investments - 91.5%                               2,030,435
                                                   --------------
(Cost $2,043,553)
Net Other Assets and Liabilities - 8.5%                   189,609
                                                   --------------
Total Net Assets - 100.0%                          $    2,220,044
                                                   ==============

----------------------------------

*    Non-income producing security.
(a)  Effective yield at time of purchase.
(b) Security has been deposited as initial margin on futures contracts. At June 30, 2001, the Portfolio's open futures contracts were as follows:

Number of                                                              Market Value
Contracts             Contract               Expiration    Aggregate        at
Purchased               Type                    Date         Cost     June 30, 2001
------------------------------------------------------------------------------------
    5                 S&P 500              September-2001  $306,400      $307,925
                                                           ========      ========

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2001, the aggregate cost of investment securities for tax purposes was $2,043,553. Net unrealized appreciation (depreciation) aggregated $(13,118), of which $100,467 related to appreciated investment securities and $(113,585) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2001, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $2,320,835 and $3,148,782 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                              THE VALUE PORTFOLIO

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      Value
Shares                                               (Note 2)
----------------------------------------------------------------
COMMON STOCKS - 100.7%

        Advertising - 1.0%
 6,000  Ackerley Group, Inc.*                     $       67,260
                                                  --------------
        Aerospace & Defense - 3.7%
 2,500  Sequa Corp., Class B*                            148,125
15,000  The Fairchild Corp., Class A*                    105,150
                                                  --------------
                                                         253,275
                                                  --------------

        Automotive - 4.7%
 1,500  ArvinMeritor, Inc.                                25,110
   500  Borg-Warner Automotive, Inc.                      24,810
 1,000  Clarcor, Inc.                                     26,850
 4,000  Dana Corp.                                        93,360
20,000  Earl Scheib, Inc.*                                54,200
 2,500  Navistar International Corp.*                     70,325
 1,000  Standard Motor Products, Inc.                     13,300
 4,000  Tenneco Automotive, Inc.                          13,040
                                                  --------------
                                                         320,995
                                                  --------------
        Banking - 1.4%
 2,500  Unitrin, Inc.                                     96,000
                                                  --------------

        Beverages, Food & Tobacco - 16.7%
 8,000  Archer-Daniels-Midland Co.                       104,000
 2,500  Corn Products International, Inc.                 80,000
 4,000  Flowers Foods*                                   125,400
 3,500  H.J. Heinz Co.                                   143,115
12,000  Hercules, Inc.                                   135,600
 4,000  Kellogg Co.                                      116,000
 6,007  PepsiAmericas, Inc.                               79,893
25,000  PepsiAmericas, Inc. (a)                                0
 4,000  Ralston Purina Group                             120,080
 4,000  Sensient Technologies Corp.                       82,080
 2,000  The J.M. Smucker Co.                              52,000
 3,000  The Topps Co., Inc.*                              35,070
27,000  Weider Nutrition International, Inc.              60,750
                                                  --------------
                                                       1,133,988
                                                  --------------

        Chemicals - 3.3%
 5,000  Ferro Corp.                                      109,050
 2,000  Hawkins Chemical, Inc.                            17,500
 5,000  Quaker Chemical Corp.                             95,000
                                                  --------------
                                                         221,550
                                                  --------------
        Commercial Services - 8.5%
 2,000  Aaron Rents, Inc., Class A                        31,240
 1,000  Allied Waste Industries, Inc.*                    18,680
 2,000  Invitrogen Corp.*                                143,600
 3,500  Newport News Shipbuilding, Inc.                  214,375
 8,500  Rollins, Inc.                                    169,235
                                                  --------------
                                                         577,130
                                                  --------------

                                                      Value
Shares                                              (Note 2)
----------------------------------------------------------------

        Communications - 1.8%
16,000  CoreComm, Ltd.*                           $        3,040
 7,000  Corning, Inc.                                    116,970
                                                  --------------
                                                         120,010
                                                  --------------

        Computer Software & Processing - 0.8%
18,000  Genuity, Inc.*                                    56,160
                                                  --------------

        Cosmetics & Personal Care - 1.6%
 1,500  Procter & Gamble Co.                              95,700
 6,000  Twinlab Corp.*                                    15,480
                                                  --------------
                                                         111,180
                                                  --------------

        Electric Utilities - 8.1%
 6,000  Bangor Hydro-Electric Co.                        159,480
   500  Citizens Utilities Co., Class B*                   6,015
 1,000  DQE, Inc.                                         22,500
 8,000  El Paso Electric Co.*                            127,920
 6,000  Northeast Utilities                              124,500
 2,000  Progress Energy, Inc. (a)                              0
 3,000  RGS Energy Group, Inc.                           112,500
                                                  --------------
                                                         552,915
                                                  --------------

        Electrical Equipment - 1.0%
 1,000  AMETEK, Inc.                                      30,550
 3,000  UCAR International, Inc.*                         35,850
                                                  --------------
                                                          66,400
                                                  --------------

        Electronics - 0.7%
 3,000  Motorola, Inc.                                    49,680
                                                  --------------

        Entertainment & Leisure - 2.6%
 6,000  Gaylord Entertainment Co.*                       172,800
12,000  GC Companies, Inc.*                                6,360
                                                  --------------
                                                         179,160
                                                  --------------

        Food Retailers - 1.8%
10,000  Ingles Markets, Inc., Class A                    123,000
                                                  --------------

        Forest Products & Paper - 8.4%
 5,000  Greif Bros. Corp.                                151,750
 5,000  Nashua Corp.*                                     34,750
10,000  Pactiv Corp.*                                    134,000
 5,000  Willamette Industries, Inc.                      247,500
                                                  --------------
                                                         568,000
                                                  --------------

        Heavy Machinery - 8.8%
 3,000  Ampco-Pittsburgh Corp.                            33,900
20,000  Baldwin Technology Co., Class A*                  24,000
10,000  Fedders Corp.                                     52,000
 2,000  Fedders Corp., Class A                             8,800
10,000  Federal-Mogul Corp.                               16,900
 3,000  Flowserve Corp.*                                  92,250
12,000  Gerber Scientific, Inc.                          131,400
 2,000  IDEX Corp.                                        68,000

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

                              THE VALUE PORTFOLIO

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      Value
Shares                                              (Note 2)
----------------------------------------------------------------
        Heavy Machinery (continued)
2,000   Modine Manufacturing Co.                  $       55,160
2,500   SPS Technologies, Inc.*                          118,500
                                                  --------------
                                                         600,910
                                                  --------------
        Industrial - Diversified - 0.5%
4,000   Harbor Global Company, Ltd.*                      33,200
                                                  --------------

        Insurance - 3.7%
2,500   Argonaut Group, Inc.                              50,250
5,000   The Liberty Corp.                                200,000
                                                  --------------
                                                         250,250
                                                  --------------

        Lodging - 2.3%
3,000   Aztar Corp.*                                      36,300
10,000  Hilton Hotels Corp.                              116,000
1,500   Trump Hotels & Casino Resorts, Inc.*               3,030
                                                  --------------
                                                         155,330
                                                  --------------
        Media - Broadcasting &
        Publishing - 4.7%
  600   E.W. Scripps Co.                                  41,400
8,000   Gray Communications Systems, Inc., Class
        B                                                120,800
2,000   Lee Enterprises, Inc.                             66,000
2,000   Media General, Inc., Class A                      92,000
                                                  --------------
                                                         320,200
                                                  --------------
        Metals - 3.8%
2,000   CIRCOR International, Inc.                        36,100
1,000   Crane Co.                                         31,000
1,000   Curtiss-Wright Corp.                              53,700
8,000   Watts Industries, Inc., Class A                  135,600
                                                  --------------
                                                         256,400
                                                  --------------

        Oil & Gas - 3.3%
10,000  Guld Canada Res Ltd.*                             81,000
6,000   Southwest Gas Corp.                              142,080
                                                  --------------
                                                         223,080
                                                  --------------


        Pharmaceuticals - 0.9%
3,000   Carter-Wallace, Inc.                              58,050
                                                  --------------

        Retailers - 1.0%
10,000  Lillian Vernon Corp.                              70,600
                                                  --------------

        Telephone Systems - 4.5%
6,000   AT&T Corp.                                       132,000
4,000   AT&T Corp. - Liberty Media Group, Class
        A*                                                69,960
5,000   Sprint Corp.                                     106,800
                                                  --------------
                                                         308,760
                                                  --------------

        Textiles, Clothing & Fabrics - 0.5%
2,000   Wolverine World Wide, Inc.                        35,740
                                                  --------------

        Transportation - 0.6%
6,000   ANC Rental Corp.*                                 18,000
  500   GATX Corp.                                        20,050
                                                  --------------
                                                          38,050
                                                  --------------
        Total Common Stocks                            6,847,273
                                                  --------------
        (Cost $6,787,975)
Total Investments - 100.7%                             6,847,273
                                                  --------------
(Cost $6,787,975)
Net Other Assets and Liabilities - (0.7)%                (49,011)
                                                  --------------
Total Net Assets - 100.0%                         $    6,798,262
                                                  ==============

----------------------------------

*    Non-income producing security.
(a)  Contingent Value Obligation

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2001, the aggregate cost of investment securities for tax purposes was $6,787,975. Net unrealized appreciation (depreciation) aggregated $59,298, of which $734,709 related to appreciated investment securities and $(675,411) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2001, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $2,993,872 and $4,214,901 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               THE FULCRUM TRUST

        STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Global
                                                                              Interactive/  International
                                                                                 Telecomm       Growth      Growth        Value
                                                                                Portfolio      Portfolio   Portfolio    Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
  Investments at cost...................................................      $  4,589,216  $   1,578,912  $ 2,043,553  $ 6,787,975
  Net unrealized appreciation (depreciation)............................          (306,303)      (184,031)     (13,118)      59,298
                                                                              ------------  -------------  -----------  -----------
    Total investments at value..........................................         4,282,913      1,394,881    2,030,435    6,847,273
Cash and foreign currency*..............................................           107,444         68,997      216,800       18,599
Interest and dividend receivables.......................................             6,222          4,504        2,622       11,051
Receivable for variation margin.........................................               --             --        1,175           --
Receivables for expense reimbursement...................................             4,924          3,797        6,430        3,458
Dividend tax reclaim receivables........................................               785          3,170           --           --
Prepaid insurance expense...............................................               396            160          271          501
Miscellaneous receivable................................................                --             --        9,601           --
                                                                              ------------  -------------  -----------  -----------
    Total Assets........................................................         4,402,684      1,475,509    2,267,334    6,880,882
                                                                              ------------  -------------  -----------  -----------
LIABILITIES:
Advisory fee payable....................................................                --            390          627       25,141
Trustees' fees and expenses payable.....................................             1,950          1,106          797          186
Payable for shares repurchased..........................................            16,120         10,335        9,386       16,319
Accrued expenses and other payables.....................................            41,455         42,858       36,480       40,974
                                                                              ------------  -------------  -----------  -----------
    Total Liabilities...................................................            59,525         54,689       47,290       82,620
                                                                              ------------  -------------  -----------  -----------
NET ASSETS..............................................................      $  4,343,159  $   1,420,820  $ 2,220,044  $ 6,798,262
                                                                              ============  =============  ===========  ===========
NET ASSETS consist of:
Paid-in capital.........................................................      $  5,125,291  $   1,182,196  $ 2,414,509  $ 6,382,797
Undistributed (distribution in excess of) net investment
income (loss)...........................................................          (11,194)         2,187       22,162     (136,428)
Accumulated (distribution in excess of) net realized gain
(loss) on investments sold, forward foreign currency
contracts and foreign currency transactions.............................         (464,631)       420,937     (205,034)     492,595
Net unrealized appreciation (depreciation) of investments,
assets and liabilities in foreign currency and futures contracts........         (306,307)      (184,500)     (11,593)      59,298
                                                                              ------------  -------------  -----------  -----------
TOTAL NET ASSETS........................................................      $ 4,343,159   $  1,420,820   $ 2,220,044  $ 6,798,262
                                                                              ============  =============  ===========  ===========
Shares of beneficial interest outstanding
(unlimited authorization, par value of $0.001 per share)................          426,874        131,915       198,032      533,501
NET ASSET VALUE,
Offering and redemption price per share
(Net Assets/Shares Outstanding).........................................      $     10.17   $      10.77   $     11.21  $     12.74
                                                                              ============  =============  ===========  ===========

-----------------------------------------------

*    Cost $68,998 for The International Growth Portfolio.

--------------------------------------------------------------------------------

                               THE FULCRUM TRUST

 STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         Global
                                                                      Interactive/    International
                                                                        Telecomm         Growth         Growth        Value
                                                                        Portfolio       Portfolio      Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest........................................................     $        505  $       1,422   $      8,636  $      3,362
  Dividends.......................................................           24,745         16,760         14,936        58,246
  Less net foreign taxes withheld.................................           (1,705)        (2,058)            --            --
                                                                       ------------  -------------   ------------  ------------
    Total investment income.......................................           23,545         16,124         23,572        61,608
                                                                       ------------  -------------   ------------  ------------
EXPENSES
  Investment advisory fees........................................               --             --             --       155,224
  Custodian and Fund accounting fees..............................           28,324         27,432         30,616        25,217
  Legal fees......................................................            6,393          1,048          3,734         5,334
  Audit fees......................................................           14,794          6,464          9,912        17,357
  Trustees' fees..................................................            2,072          1,141            927         2,097
  Reports to shareholders.........................................            5,765          3,604          5,526         7,088
  Insurance.......................................................            2,882          1,081          1,656         2,961
                                                                       ------------  -------------   ------------  ------------
    Total expenses before reimbursements..........................           60,230         40,770         52,371       215,278
                                                                       ------------  -------------   ------------  ------------
    Less expense reimbursements...................................          (25,783)       (28,558)       (37,145)      (17,242)
                                                                       ------------  -------------   ------------  ------------
    Total expenses net of expense reimbursements..................           34,447         12,212         15,226       198,036
                                                                       ------------  -------------   ------------  ------------
NET INVESTMENT INCOME (LOSS)......................................          (10,902)         3,912          8,346      (136,428)
                                                                       ------------  -------------   ------------  ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold....................         (340,835)       (24,613)      (186,581)      214,263
  Net realized loss on futures contracts..........................               --             --        (76,244)           --
  Net realized loss on foreign currency transactions..............             (176)        (4,584)            --            --
  Net change in unrealized appreciation (depreciation)
  of investments..................................................          412,800        (29,794)       149,755       259,091
  Net change in unrealized appreciation (depreciation)
  of assets and liabilities in foreign currency...................              (23)           399             --            --
                                                                       ------------  -------------   ------------  ------------
NET GAIN (LOSS) ON INVESTMENTS....................................           71,766        (58,592)      (113,070)      473,354
                                                                       ------------  -------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS........................................................     $     60,864  $     (54,680)  $   (104,724) $    336,926
                                                                       ============  =============   ============  ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               THE FULCRUM TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                Global Interactive/         International Growth
                                                Telecomm Portfolio                Portfolio                Growth Portfolio
                                            -------------------------------------------------------------------------------------
                                             Six Months     Year Ended    Six Months     Year Ended    Six Months     Year Ended
                                                Ended      December 31,      Ended      December 31,      Ended      December 31,
                                            June 30, 2001      2000      June 30, 2001      2000      June 30, 2001      2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of period.......    $  4,914,656  $  8,781,782  $   1,777,470  $  2,937,386   $  2,957,819  $  4,703,077
                                            ------------  ------------  -------------  ------------   ------------  ------------

Increase (decrease) in net assets
resulting from operations:
    Net investment income
    (loss)..............................         (10,902)     (218,796)         3,912       (85,120)         8,346        13,816
    Net realized gain (loss) on
    investments sold and foreign
    currency transactions...............        (341,011)    1,890,361        (29,197)      533,670       (262,825)      136,359
    Net change in unrealized
    appreciation (depreciation) of
    investments and assets and
    liabilities in foreign currency.....         412,777    (3,821,745)       (29,395)     (487,454)       149,755      (568,725)
                                            ------------  ------------  -------------  -------------- ------------  ------------
    Net increase (decrease) in net
    assets resulting from
    operations..........................          60,864    (2,150,180)       (54,680)      (38,904)      (104,724)     (418,550)
                                            ------------  ------------  -------------  -------------- ------------  ------------

Distributions to shareholders from:
    Net investment income...............              --            --             --            --             --       (10,277)
    Net realized gain on
    investments.........................              --    (1,906,969)            --       (31,347)            --      (405,841)
                                            ------------  ------------  -------------  ------------   ------------  ------------
      Total distributions...............              --    (1,906,969)            --       (31,347)            --      (416,118)
                                            ------------  ------------  -------------  ------------   ------------  ------------

Capital share transactions:
    Net proceeds from
    sales of shares.....................          77,808     1,598,129        108,799       596,555        157,102       452,181
    Issued to shareholders in
    reinvestment of distributions.......              --     1,906,969             --        31,347             --       416,118
    Cost of shares repurchased..........        (710,169)   (3,315,075)      (410,769)   (1,717,567)      (790,153)   (1,778,889)
                                            ------------  ------------  -------------  ------------   ------------  ------------
      Net increase (decrease) from
      capital share transactions........        (632,361)      190,023       (301,970)   (1,089,665)      (633,051)     (910,590)
                                            ------------  ------------  -------------  ------------   ------------  ------------
      Total decrease in net assets......        (571,497)   (3,867,126)      (356,650)   (1,159,916)      (737,775)   (1,745,258)
                                            ------------  ------------  -------------  ------------   ------------  ------------

NET ASSETS at end of period.............    $  4,343,159  $  4,914,656  $   1,420,820  $  1,777,470   $  2,220,044  $  2,957,819
                                            ============  ============  =============  ============   ============  ============

Undistributed (distribution in
excess of) net investment income
(loss)..................................    $    (11,194) $       (292) $       2,187  $     (1,725)  $     22,162  $     13,816
                                            ============  ============  =============  ============   ============  ============

OTHER INFORMATION:
Share transactions:
    Sold................................           7,272        74,955          9,480        43,473         13,482        33,282
    Issued to shareholders in
    reinvestment of distributions.......              --       182,585             --         2,250             --        33,104
    Repurchased.........................         (66,894)     (172,357)       (35,364)     (127,332)       (70,052)     (138,420)
                                            ------------  ------------  -------------  ------------   ------------  ------------
      Net increase (decrease) in
      shares outstanding................         (59,622)       85,183        (25,884)      (81,609)       (56,570)      (72,034)
                                            ============  ============  =============  ============   ============  ============

                                                  Value Portfolio
                                            ---------------------------
                                             Six Months     Year Ended
                                                Ended      December 31,
                                            June 30, 2001      2000
                                            ---------------------------
NET ASSETS at beginning of period.......    $   7,588,398  $  7,872,687
                                            -------------  ------------
Increase (decrease) in net assets
resulting from operations:
    Net investment income
    (loss)..............................         (136,428)     (176,379)
    Net realized gain (loss) on
    investments sold and foreign
    currency transactions...............          214,263     2,370,667
    Net change in unrealized
    appreciation (depreciation) of
    investments and assets and
    liabilities in foreign currency.....          259,091      (192,492)
                                            -------------  ------------
    Net increase (decrease) in net
    assets resulting from
    operations..........................          336,926     2,001,796
                                            -------------  ------------
Distributions to shareholders from:
    Net investment income...............               --            --
    Net realized gain on
    investments.........................               --    (2,069,694)
                                            -------------  ------------
      Total distributions...............               --    (2,069,694)
                                            -------------  ------------
Capital share transactions:
    Net proceeds from
    sales of shares.....................          231,274       389,457
    Issued to shareholders in
    reinvestment of distributions.......               --     2,069,694
    Cost of shares repurchased..........       (1,361,336)   (2,675,542)
                                            -------------  ------------
      Net increase (decrease) from
      capital share transactions........       (1,127,062)     (216,391)
                                            -------------  ------------
      Total decrease in net assets......         (790,136)     (284,289)
                                            -------------  ------------

NET ASSETS at end of period.............    $   6,798,262  $  7,588,398
                                            =============  ============
Undistributed (distribution in
excess of) net investment income
(loss)..................................    $    (136,428) $         --
                                            =============  ============

OTHER INFORMATION:
Share transactions:
    Sold................................           19,191        28,666
    Issued to shareholders in
    reinvestment of distributions.......               --       167,469
    Repurchased.........................         (109,931)     (184,661)
                                            -------------  ------------
      Net increase (decrease) in
      shares outstanding................          (90,740)       11,474
                                            =============  ============

--------------------------------------------------------------------------------

                               THE FULCRUM TRUST

     FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                         Income from Investment Operations                          Less Distributions
                  ------------------------------------------------  ---------------------------------------------------
                                         Net Realized                                                                       Net
                     Net                      and                               Distributions                             Increase
                    Asset       Net       Unrealized                Dividends     from Net                               (Decrease)
                    Value    Investment   Gain (Loss)   Total from   from Net     Realized                                   in
 Year Ended       Beginning    Income         on        Investment  Investment     Capital     Return of      Total      Net Asset
December 31,      of Period    (Loss)     Investments   Operations    Income        Gains       Capital   Distributions    Value
------------      ---------  ----------  -------------  ----------  ----------  -------------  ---------  -------------  ----------
The Global
Interactive/
Telecomm
Portfolio/(1)/
    2001/(7)/      $10.10      $(0.03)      $ 0.10        $ 0.07      $   --       $   --       $   --        $  --        $ 0.07
    2000            21.88       (0.45)       (5.26)        (5.71)         --        (6.07)          --        (6.07)       (11.78)
    1999/(3)/       15.86       (0.52)        9.43          8.91          --/(5)/   (2.89)          --        (2.89)         6.02
    1998/(3)/       13.32       (0.23)        4.26          4.03          --        (1.49)          --        (1.49)         2.54
    1997/(4)/       10.00        0.08         3.95          4.03       (0.04)       (0.67)          --        (0.71)         3.32
    1996/(4)/       10.00       (0.75)        0.80          0.05          --           --        (0.05)       (0.05)           --
  The
International
 Growth
Portfolio/(1)/
    2001/(7)/      $11.20      $ 0.04       $(0.47)       $(0.43)     $   --       $   --       $   --        $  --        $(0.43)
    2000            12.22       (0.54)       (0.33)/(6)/   (0.87)         --        (0.15)          --        (0.15)        (1.02)
    1999/(3)/        8.94       (0.05)        3.37          3.32       (0.04)          --           --        (0.04)         3.28
    1998/(3)/        9.72        0.05        (0.83)        (0.78)         --           --           --           --         (0.78)
    1997/(4)/       10.33        0.10        (0.63)        (0.53)      (0.05)       (0.03)          --        (0.08)        (0.61)
    1996/(4)/       10.00       (4.16)        4.67          0.51          --           --        (0.18)       (0.18)         0.33
The Growth
Portfolio/(1)/
    2001/(7)/      $11.64      $ 0.06       $(0.49)       $(0.43)     $   --       $   --       $   --        $  --        $(0.43)
    2000            14.42        0.06        (1.42)        (1.36)      (0.04)       (1.38)          --        (1.42)        (2.78)
    1999/(3)/       12.01        0.03         2.38          2.41          --           --           --           --          2.41
    1998/(3)/       11.95       (0.05)        0.11          0.06          --           --           --           --          0.06
    1997/(4)/       10.84       (0.02)        1.13          1.11          --           --           --           --          1.11
    1996/(4)/       10.00       (2.96)        3.80          0.84          --           --           --           --          0.84
The Value
Portfolio/(1)/
    2001/(7)/      $12.16      $(0.26)      $ 0.84        $ 0.58      $   --       $   --       $   --        $  --        $ 0.58
    2000            12.85       (0.28)        3.93          3.65          --        (4.34)          --        (4.34)        (0.69)
    1999/(3)/       13.52        0.01         1.07          1.08       (0.01)       (1.74)          --        (1.75)        (0.67)
    1998/(3)/       13.50          --         1.01          1.01          --        (0.99)          --        (0.99)         0.02
    1997/(4)/       10.88        0.17         3.35          3.52       (0.09)       (0.81)          --        (0.90)         2.62
    1996/(4)/       10.00       (0.64)        2.15          1.51          --           --        (0.63)       (0.63)         0.88

__________________________________

*    Annualized
**   Not Annualized
(a)  Including reimbursements and waivers of certain operating expenses.
(b)  Excluding reimbursements and waivers of certain operating expenses.
(1) Value Portfolio, Growth Portfolio and Global Interactive/Telecomm Portfolio all commenced operations on February 1, 1996. International Growth Portfolio commenced operation on March 26, 1996.
(2) Net investment income (loss) per share before reimbursement of certain operating expenses by the investment advisers were $(0.09) for the six months ended June 30, 2001, $(0.48) for the year ended December 31, 2000, $(0.58) in 1999, $(0.50) in 1998, $(0.62) in 1997 and $(1.34) in 1996 for
     Global Interactive/Telecomm Portfolio; $(0.19) for the six months ended June 30, 2001, $(0.88) for the year ended December 31, 2000, $(0.40) in
     1999, $(0.29) in 1998, $(0.45) in 1997, and $(7.56) in 1996 for
     International Growth Portfolio; $(0.13) for the six months ended June 30, 2001, $(0.14) for the year ended December 31, 2000, $(0.17) in 1999,
     $(0.52) in 1998, $(0.68) in 1997, and $(5.61) in 1996 for Growth Portfolio
     and $(0.29) for the six months ended June 30, 2001, $(0.31) for the year ended December 31, 2000, $(0.08) in 1999, $(0.22) in 1998, $(0.34) in 1997,
     and $(1.22) in 1996 for Value Portfolio.
(3) Total return measures the change in the value of an investment for the period indicated. For the year ended December 31, 1998, the total return includes capital infusions totaling $33,160. Absent the infusions, total returns for Global/Interactive Telecomm Portfolio, International Growth Portfolio, Growth Portfolio and Value Portfolio would have been 30.11%, (8.23)%, 0.33%, and 7.33%, respectively.
(4) For the period ended, December 31, 1996, the total return includes capital infusions totaling $176,746. Absent the infusions, total returns for Global Interactive/Telecomm Portfolio, International Growth Portfolio, Growth Portfolio, and Value Portfolio would have been (6.68)%, (46.50)%, (41.75)%, and 7.64%, respectively.
(5)  Distribution is less than $0.005 per share.
(6) Amount shown does not correspond with the net realized and unrealized gain on investments for the period due to the timing of sales and repurchases of fund shares in relation to flucuating market values of the fund's investments.
(7)  For the six months ended June 30, 2001 (Unaudited).

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                               THE FULCRUM TRUST

                                              Ratios/Supplemental Data
                 -----------------------------------------------------------------------------------
                                                             Ratios To Average Net Assets
                                                   -------------------------------------------------
                                                                       Net
                     Net Asset                      Net Assets      Investment             Operating
                       Value                          End of      Income (Loss)            Expenses                   Portfolio
                      End of         Total            Period    ------------------     -----------------   anagement  Turnover
                      Period       Return(3)(4)       (000's)      (a)       (b)          (a)      (b)        Fee        Rate
                     ---------     ------------    ------------   ----      ----         ----     ----     ---------  ----------
The Global
Interactive/
Telecomm
Portfolio(1)
2001(7)              $ 10.17          0.79%**       $ 4,343        (0.47)%*    (1.59)%*   1.49%*    2.60%*     0.00%      21%**
2000                   10.10        (26.42)%          4,915        (2.89)%     (3.11)%    3.97%     4.19%      2.47%      76%
1999(3)                21.88         56.89%           8,782        (2.95)%     (3.25)%    3.92%     4.22%      2.47%      45%
1998(3)                15.86         30.27%           5,433        (2.06)%     (4.38)%    3.33%     5.65%      1.96%      65%
1997(4)                13.32         40.24%           3,016         0.64%      (5.14)%    1.47%     7.26%      0.27%     114%
1996(4)                10.00          0.49%**           594        (8.32)%*   (14.82)%*   9.83%*   16.45%*     0.80%*     71%**
The
International
Growth
Portfolio(1)
2001(7)              $ 10.77         (3.84)%**      $ 1,421         0.61%*     (3.03)%*   1.50%*    5.01%*     0.00%      30%**
2000                   11.20         (7.35)%          1,777        (3.16)%     (5.21)%    5.21%     7.26%      3.71%      55%
1999(3)                12.22         37.26%           2,937        (0.42)%     (2.97)%    2.71%     5.27%      1.21%      57%
1998(3)                 8.94         (8.02)%          2,664         0.55%      (3.06)%    1.53%     5.14%      0.05%      60%
1997(4)                 9.72         (5.25)%          3,207         0.97%      (4.36)%    1.78%     7.11%      0.58%      13%
1996(4)                10.33          5.13%**            97       (56.37)%*   (92.05)%*  67.76%*  126.26%*     0.80%*    116%**
The
Growth
Portfolio(1)
2001(7)              $ 11.21         (3.69)%**      $ 2,220         0.65%*     (2.24)%*   1.19%*    4.08%*     0.00%     108%**
2000                   11.64        (10.17)%          2,958         0.35%      (0.97)%    1.34%     2.66%      0.14%     248%
1999(3)                14.42         20.07%           4,703         0.21%      (1.14)%    1.56%     2.91%      0.36%     351%
1998(3)                12.01          0.50%           4,671        (0.39)%     (4.21)%    1.22%     5.04%      0.00%     573%
1997(4)                11.95         10.24%           4,464        (0.16)%     (5.38)%    0.90%     6.12%      0.20%     209%
1996(4)                10.84          8.40%**           148       (31.31)%*   (58.37)%*  34.15%*   63.54%*     0.80%*    580%**
The
Value
Portfolio(1)
2001(7)              $ 12.74          4.28%**       $ 6,798        (3.79)%*    (4.27)%*   5.51%*    5.99%*     4.32%*     41%**
2000                   12.16         28.67%           7,588        (2.23)%     (2.48)%    3.78%     4.03%      2.58%      74%
1999(3)                12.85          8.17%           7,873         0.05%      (0.52)%    1.20%     1.76%      0.00%      15%
1998(3)                13.52          7.49%           8,989         0.01%      (1.88)%    1.41%     3.30%      0.30%      70%
1997(4)                13.50         32.36%           6,585         1.30%      (2.60)%    0.84%     4.75%      0.14%     177%
1996(4)                10.88         15.13%**           900        (6.55)%*   (12.40)%*   8.19%*   14.13%*     0.80%*     74%**

----------------------------------

*    Annualized
**   Not Annualized
(a)  Including reimbursements and waivers of certain operating expenses.
(b)  Excluding reimbursements and waivers of certain operating expenses.
(1) Value Portfolio, Growth Portfolio and Global Interactive/Telecomm Portfolio all commenced operations on February 1, 1996. International Growth Portfolio commenced operation on March 26, 1996.
(2) Net investment income (loss) per share before reimbursement of certain operating expenses by the investment advisers were $(0.09) for the six months ended June 30, 2001, $(0.48) for the year ended December 31, 2000, $(0.58) in 1999, $(0.50) in 1998, $(0.62) in 1997 and $(1.34) in 1996 for
     Global Interactive/Telecomm Portfolio; $(0.19) for the six months ended June 30, 2001, $(0.88) for the year ended December 31, 2000, $(0.40) in
     1999, $(0.29) in 1998, $(0.45) in 1997, and $(7.56) in 1996 for
     International Growth Portfolio; $(0.13) for the six months ended June 30, 2001, $(0.14) for the year ended December 31, 2000, $(0.17) in 1999,
     $(0.52) in 1998, $(0.68) in 1997, and $(5.61) in 1996 for Growth Portfolio
     and $(0.29) for the six months ended June 30, 2001, $(0.31) for the year ended December 31, 2000, $(0.08) in 1999, $(0.22) in 1998, $(0.34) in 1997,
     and $(1.22) in 1996 for Value Portfolio.
(3) Total return measures the change in the value of an investment for the period indicated. For the year ended December 31, 1998, the total return includes capital infusions totaling $33,160. Absent the infusions, total returns for Global/Interactive Telecomm Portfolio, International Growth Portfolio, Growth Portfolio and Value Portfolio would have been 30.11%, (8.23)%, 0.33%, and 7.33%, respectively.
(4) For the period ended, December 31, 1996, the total return includes capital infusions totaling $176,746. Absent the infusions, total returns for Global Interactive/Telecomm Portfolio, International Growth Portfolio, Growth Portfolio, and Value Portfolio would have been (6.68)%, (46.50)%, (41.75)%, and 7.64%, respectively.
(5)  Distribution is less than $0.005 per share.
(6) Amount shown does not correspond with the net realized and unrealized gain on investments for the period due to the timing of sales and repurchases of fund shares in relation to flucuating market values of the fund's investments.
(7)  For the six months ended June 30, 2001 (Unaudited).

--------------------------------------------------------------------------------

                               THE FULCRUM TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1.  ORGANIZATION

The Fulcrum Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company organized as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies; (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. The Trust is comprised of four portfolios: Global Interactive/Telecomm Portfolio, International Growth Portfolio, Growth Portfolio and Value Portfolio (collectively, the "Portfolios").

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Equity securities which are traded on a recognized exchange are valued at the last quoted sales price available at the time of closing of the New York Stock Exchange or, if there were no sales that day, at the mean of the closing bid and asked price. Over-the-counter securities are valued at the last available price in the market prior to the time of valuation. Securities that are primarily traded on foreign exchanges generally are valued at the closing values of such securities on their respective exchanges. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short term-investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Short-term investments that mature in 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by management under the direction of the Board of Trustees. In determining fair value, management considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent an amount that might ultimately be realized, since such amounts depend on future market and economic developments. However, because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material to the investment.

Forward Foreign Currency Contracts: All Portfolios may enter into forward foreign currency contracts whereby the Portfolios agree to exchange a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Receivables and payables of forward foreign currency contracts are presented on a net basis in the Statements of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains and losses are recognized on the settlement date.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolios, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any

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F-14
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                               THE FULCRUM TRUST

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Foreign Currency Translation: Investment valuations, other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are translated into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Security Transactions and Investment Income: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolios are informed of the ex-dividend date.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

Distributions to Shareholders: Dividends from net investment income and distributions of any net realized capital gains of each Portfolio are currently declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses", foreign currency gains and losses, and losses deferred due to wash sales; and permanent differences due to differing treatments for paydown gains/losses on mortgage-backed securities, foreign currency transactions, market discount, and non-taxable dividends. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purposes of calculating net investment income per share in the Financial Highlights.

Futures Contracts: All Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in value of a specified financial index over a predetermined time period. Cash or securities are deposited with the brokers in order to establish and maintain a position. Subsequent payments made or received by the Portfolio based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out, at which time the gain or loss is realized.

Expenses: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

Cash Account: From time to time the Portfolios may leave cash overnight in their account. Investors Bank & Trust Company ("IBT") has been contracted on behalf of the Portfolios to sweep these moneys into a demand note account, which will pay interest equal to 75% of that days U.S. Treasury Bill rate back to the Portfolios. During the six months

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F-15

                               THE FULCRUM TRUST

--------------------------------------------------------------------------------
ended June 30, 2001, interest in the amount of $505, $1,422, $7,342, and $3,362 was earned by Global Interactive/ Telecomm Portfolio, International Growth Portfolio, Growth Portfolio and Value Portfolio, respectively.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio Manager has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Portfolio Manager monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its right.

3.  INVESTMENT MANAGEMENT, ADMINISTRATION AND OTHER TRANSACTIONS

Allmerica Financial Investment Management Services, Inc. ("AFIMS" or the "Manager") serves as overall Manager of the Trust. As Manager, AFIMS is responsible for general administration of the Trust as well as monitoring and evaluating the performance of the Portfolio Managers. AFIMS, a Massachusetts corporation, is registered with the Securities and Exchange Commission as an investment adviser. AFIMS is an indirect wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

The Portfolio Managers for the Portfolios are as follows: GAMCO Investors, Inc. ("GAMCO") serves as the Portfolio Manager of Global Interactive/Telecomm Portfolio and Value Portfolio; Bee & Associates, a division of Denver Investment Advisors LLC ("Bee"), serves as the Portfolio Manager of International Growth Portfolio; and Analytic Investors, Inc. ("Analytic") serves as the Portfolio Manager of Growth Portfolio.

At June 30, 2001, GAMCO has invested approximately $123,323 in Global Interactive/Telecomm Portfolio and $200,266 in Value Portfolio. During the six months ended June 30, 2001, GAMCO sold 11,484 shares with an aggregate value of $130,000 of Global Interactive/Telecomm Portfolio.

IBT provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. AFIMS has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolios and is entitled to receive an administrative fee and certain out-of-pocket expenses. AFIMS is solely responsible for the payment of the administrative fee to IBT. As part of the custody contract, the custodian bank has a lien on the securities of a Portfolio to cover any advances made by the custodian bank.

Global Interactive/Telecomm Portfolio and Value Portfolio placed a significant portion of their portfolio transactions through Gabelli & Company, Inc., an affiliated entity of the Portfolio Manager, GAMCO Investors, Inc. Total brokerage commissions paid to Gabelli & Company, Inc., during the six months ended June 30, 2001 amounted to $1,477 for Global Interactive/Telecomm Portfolio and $14,080 for Value Portfolio.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meeting of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.  MANAGEMENT FEES

Each Portfolio pays a monthly advisory fee equal to a Basic Fee plus or minus an Incentive Fee. The Basic Fee is at an annual rate of 2.0% of average daily net assets. The Incentive Fee rate ranges from -2.0% to +2.0%, depending on a comparison of the Portfolio's performance and the performance of a selected benchmark index over the past 12 months. The monthly Basic and Incentive Fee is calculated by multiplying one-twelfth of the fee rates on an annual basis by the average daily net assets of the previous 12 months. The aggregate annual fee rates range from 0.0% to 4.0%. Each Portfolio Manager receives 80% of the fee, and AFIMS receives the remaining 20%.

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F-16

                               THE FULCRUM TRUST

--------------------------------------------------------------------------------

If the absolute performance of a Portfolio is negative, the monthly advisory fee will be the lesser of the fee calculated as described above or an alternative monthly advisory fee, which under certain circumstances results in the Portfolios paying either no advisory fee or a lower monthly advisory fee at the annual rate of 1.0% or at the annual rate of 2.0% of average daily net assets depending on a comparison of the Portfolio's negative performance and the performance of a selected benchmark over the past 12 months.

5.  EXPENSE LIMITATIONS AND CONTINGENT REIMBURSEMENT OBLIGATIONS

AFIMS has agreed to limit certain operating expenses for the six months ended June 30, 2001 to the extent that each Portfolio's "other expenses" (i.e. excluding management fees) exceed the following expense limitations (expressed as an annualized percentage of average daily net assets): Global Interactive/Telecomm Portfolio, 1.50%; International Growth Portfolio, 1.50%; Growth Portfolio, 1.20%; and Value Portfolio, 1.20%. At June 30, 2001, the aggregate amount of expenses reimbursed subject to repayment were as follows:
Global Interactive/Telecomm Portfolio, $25,783; International Growth Portfolio, $28,558; Growth Portfolio, $37,145; and Value Portfolio, $17,242. The aggregate amount of 2000 expenses reimbursed subject to repayment were as follows: Global Interactive/Telecomm Portfolio, $16,847; International Growth Portfolio, $55,209; Growth Portfolio, $52,129; and Value Portfolio, $20,114. The aggregate amount of 1999 expenses reimbursed subject to repayment were as follows: Global Interactive/Telecomm Portfolio, $21,353; International Growth Portfolio, $73,873; Growth Portfolio, $66,781; and Value Portfolio, $47,639.

The Portfolios are required to repay all or a portion of any reimbursement of expenses received under these arrangements provided that average net assets have grown or expenses have declined sufficiently to allow repayment without causing the Portfolio's ratio of other expenses to average daily net assets to exceed the applicable other expense limitation rates in effect at the time the expense limitation was calculated as specified above. The Portfolios' reimbursement liability for 1999, 2000 and 2001 expense limitations will cease two years after each respective calendar year.

6.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, with a par value of $0.001 per share.

7.  FOREIGN SECURITIES

All Portfolios may purchase securities of foreign issuers. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8.  PLAN OF SUBSTITUTION

An application has been filed with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Select Capital Appreciation Fund ("Select Capital") of Allmerica Investment Trust ("AIT") for all of the shares of the Global Interactive/Telecomm Portfolio, shares of the Select International Equity Fund ("Select International") of AIT for all of the shares of the International Growth Portfolio, shares of the Select Growth and Income Fund ("Growth and Income") of AIT for all of the shares of the Growth Portfolio, and shares of the Gabelli Capital Asset Fund of Gabelli Capital Series Funds, Inc. ("Gabelli") for all of the shares of the Value Portfolio. To the extent required by law, approvals of such substitution will also be obtained from state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace Global Interactive/Telecomm Portfolio shares with Select Capital shares, International Growth Portfolio shares with Select International shares, Growth Portfolio shares with Growth and Income shares, and Value Portfolio shares with Gabelli shares. The substitution is planned to be effective on or about December 15, 2001. After the substitution, The Fulcrum Trust and its Portfolios will be liquidated.

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F-17

                               THE FULCRUM TRUST

                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------
The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios and are not authorized for distribution to prospective investors in The Fulcrum Fund SM Variable Annuity of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for The Fulcrum Fund SM Variable Annuity of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company, and The Fulcrum Trust, which include important information related to charges and expenses.

                                 CLIENT NOTICES
--------------------------------------------------------------------------------
This report includes financial statements for The Fulcrum Trust. It does not include financial statements for the separate accounts that correspond to the Fulcrum Fund SM Variable Annuity contracts. Separate account financial statements are not provided.

--------------------------------------------------------------------------------

                                    [LOGO]
                                  ALLMERICA
                                 FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
 First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company,
 Inc. . Financial Profiles, Inc. . The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management,
Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company
                     of America . Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653